Derivative Instruments And Hedging Activities (Tables)	12 Months Ended
May. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Fair Value Of Derivative Contracts Designated And Not Designated As Hedging Instruments
The notional and fair values of our derivative contracts are as follows:

(in millions)	Notional Values		Balance Sheet Location	Fair Values
				Derivative Assets		Derivative Liabilities
	May 31, 2015	May 25, 2014		May 31, 2015	May 25, 2014	May 31, 2015	May 25, 2014
Derivative contracts designated as hedging instruments
Commodity contracts	$—	$0.9	(1)	$—	$—	$—	$—
Equity forwards	11.4	20.6	(1)	0.4	—	—	(0.5)
Interest rate related	200.0	200.0	(1)	3.6	1.6	—	—
Foreign currency forwards	—	0.3	(1)	—	0.1	—	—
				$4.0	$1.7	$—	$(0.5)
Derivative contracts not designated as hedging instruments
Commodity contracts	$—	$—	(1)	$—	$—	$—	$—
Equity forwards	51.7	47.4	(1)	1.3	—	—	(1.2)
				$1.3	$—	$—	$(1.2)
Total derivative contracts				$5.3	$1.7	$—	$(1.7)

(1)	Derivative assets and liabilities are included in receivables, net, prepaid expenses and other current assets, and other current liabilities, as applicable, on our consolidated balance sheets.

Cash Flow Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Effects Of Derivative Instruments In Hedging Relationships
The effects of derivative instruments in cash flow hedging relationships in the consolidated statements of earnings are as follows:

(in millions)	Amount of Gain (Loss) Recognized in AOCI (Effective Portion)			Location of Gain (Loss) Reclassified from AOCI to Earnings	Amount of Gain (Loss) Reclassified from AOCI to Earnings (Effective Portion)			Location of Gain (Loss) Recognized in Earnings (Ineffective Portion)	(1) Amount of Gain (Loss) Recognized in Earnings (Ineffective Portion)
	Fiscal Year				Fiscal Year				Fiscal Year
	2015	2014	2013		2015	2014	2013		2015	2014	2013
Commodity	$—	$0.6	$0.7	(2)	$—	$0.4	$0.4	(2)	$—	$—	$—
Equity	2.1	(3.5)	(2.8)	(3)	(1.0)	(0.8)	0.2	(3)	1.1	1.4	1.1
Interest rate	—	—	(10.1)	Interest, net	(45.7)	(10.3)	(8.3)	Interest, net	—	—	—
Foreign currency	—	0.5	(0.5)	(4)	—	1.0	—	(4)	—	—	—
	$2.1	$(2.4)	$(12.7)		$(46.7)	$(9.7)	$(7.7)		$1.1	$1.4	$1.1

(1)
Generally, all of our derivative instruments designated as cash flow hedges have some level of ineffectiveness, which is recognized currently in earnings. However, as these amounts are generally nominal and our consolidated financial statements are presented “in millions,” these amounts may appear as zero in this tabular presentation.

(2)
Location of the gain (loss) reclassified from AOCI to earnings as well as the gain (loss) recognized in earnings for the ineffective portion of the hedge is food and beverage costs and restaurant expenses.

(3)
Location of the gain (loss) reclassified from AOCI to earnings as well as the gain (loss) recognized in earnings for the ineffective portion of the hedge is restaurant labor expenses and general and administrative expenses.

(4)
Location of the gain (loss) reclassified from AOCI to earnings as well as the gain (loss) recognized in earnings for the ineffective portion of the hedge is food and beverage costs and general and administrative expenses.

Fair Value Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Effects Of Derivative Instruments In Hedging Relationships
The effects of derivative instruments in fair value hedging relationships in the consolidated statements of earnings are as follows:

(in millions)	Amount of Gain (Loss) Recognized in Earnings on Derivatives			Location of Gain (Loss) Recognized in Earnings on Derivatives	Hedged Item in Fair Value Hedge Relationship	Amount of Gain (Loss) Recognized in Earnings on Related Hedged Item			Location of Gain (Loss) Recognized in Earnings on Related Hedged Item
	Fiscal Year					Fiscal Year
	2015	2014	2013			2015	2014	2013
Interest rate	$2.0	$(0.3)	$(1.3)	Interest, net	Debt	$(2.0)	$0.3	$1.3	Interest, net

Not Designated As Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Effects Of Derivative Instruments In Hedging Relationships
The effects of derivatives not designated as hedging instruments in the consolidated statements of earnings are as follows:

(in millions)	Location of Gain (Loss) Recognized in Earnings	Amount of Gain (Loss) Recognized in Earnings
		Fiscal Year
		2015	2014	2013
Commodity contracts	Food and beverage costs and restaurant expenses	$—	$—	$(0.1)
Equity forwards	Restaurant labor expenses	4.0	(0.5)	1.6
Equity forwards	General and administrative expenses	9.2	(1.3)	1.4
		$13.2	$(1.8)	$2.9